CECL (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	SFr 1,536	SFr 1,049
Allowance for loan losses, Beginning Balance		946	SFr 902
Current-period provision for expected credit losses	25	900
of which methodology change	(1)	(19)
of which provisions for interest	48	37
Net movements recognized in statements of operations			284
Gross write-offs	(297)	(325)	(299)
Recoveries	14	13	25
Net write-offs	(283)	(312)
Net write-offs, loans			(274)
Provisions for interest			42
Foreign currency translation impact and other adjustments, net	19	(101)
Foreign currency translation impact and other adjustments, loans, net			(8)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,297	1,536	1,049
Allowance for loan losses, Ending Balance			946
of which individually evaluated	785	866	609
of which collectively evaluated	512	670	337
Loans held at amortized cost
Purchases	4,383	2,801	2,496
Reclassifications from loans held-for-sale	133	6	11
Reclassifications to loans held-for-sale	4,780	2,025	3,138
Sales	4,442	1,644	3,001
Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		103
Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	1,218	808
Allowance for loan losses, Beginning Balance		760	715
Current-period provision for expected credit losses	(53)	709
of which methodology change	(1)	(19)
of which provisions for interest	23	15
Net movements recognized in statements of operations			221
Gross write-offs	(242)	(238)	(213)
Recoveries	5	5	16
Net write-offs	(237)	(233)
Net write-offs, loans			(197)
Provisions for interest			28
Foreign currency translation impact and other adjustments, net	12	(66)
Foreign currency translation impact and other adjustments, loans, net			(7)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	940	1,218	808
Allowance for loan losses, Ending Balance			760
of which individually evaluated	512	636	464
of which collectively evaluated	428	582	296
Loans held at amortized cost
Purchases	4,361	2,756	2,478
Reclassifications from loans held-for-sale	133	6	11
Reclassifications to loans held-for-sale	4,780	2,007	3,138
Sales	4,442	1,626	3,001
Corporate and institutional | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		48
Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	318	241
Allowance for loan losses, Beginning Balance		186	187
Current-period provision for expected credit losses	78	191
of which methodology change	0	0
of which provisions for interest	25	22
Net movements recognized in statements of operations			63
Gross write-offs	(55)	(87)	(86)
Recoveries	9	8	9
Net write-offs	(46)	(79)
Net write-offs, loans			(77)
Provisions for interest			14
Foreign currency translation impact and other adjustments, net	7	(35)
Foreign currency translation impact and other adjustments, loans, net			(1)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	357	318	241
Allowance for loan losses, Ending Balance			186
of which individually evaluated	273	230	145
of which collectively evaluated	84	88	41
Loans held at amortized cost
Purchases	22	45	18
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	18	0
Sales	0	18	0
Consumer | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		55
Bank
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	1,535	1,048
Allowance for loan losses, Beginning Balance		945	901
Current-period provision for expected credit losses	25	900
of which methodology change	(1)	(19)
of which provisions for interest	48	37
Net movements recognized in statements of operations			284
Gross write-offs	(297)	(325)	(299)
Recoveries	14	13	25
Net write-offs	(283)	(312)
Net write-offs, loans			(274)
Provisions for interest			42
Foreign currency translation impact and other adjustments, net	19	(101)
Foreign currency translation impact and other adjustments, loans, net			(8)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,296	1,535	1,048
Allowance for loan losses, Ending Balance			945
of which individually evaluated	785	865	608
of which collectively evaluated	511	670	337
Loans held at amortized cost
Purchases	4,383	2,801	2,496
Reclassifications from loans held-for-sale	133	6	11
Reclassifications to loans held-for-sale	4,780	2,025	3,138
Sales	4,442	1,644	3,001
Bank | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		103
Bank | Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	1,217	807
Allowance for loan losses, Beginning Balance		759	714
Current-period provision for expected credit losses	(53)	709
of which methodology change	(1)	(19)
of which provisions for interest	23	15
Net movements recognized in statements of operations			221
Gross write-offs	(242)	(238)	(213)
Recoveries	5	5	16
Net write-offs	(237)	(233)
Net write-offs, loans			(197)
Provisions for interest			28
Foreign currency translation impact and other adjustments, net	12	(66)
Foreign currency translation impact and other adjustments, loans, net			(7)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	939	1,217	807
Allowance for loan losses, Ending Balance			759
of which individually evaluated	512	635	463
of which collectively evaluated	427	582	296
Loans held at amortized cost
Purchases	4,361	2,756	2,478
Reclassifications from loans held-for-sale	133	6	11
Reclassifications to loans held-for-sale	4,780	2,007	3,138
Sales	4,442	1,626	3,001
Bank | Corporate and institutional | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		48
Bank | Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	318	241
Allowance for loan losses, Beginning Balance		186	187
Current-period provision for expected credit losses	78	191
of which methodology change	0	0
of which provisions for interest	25	22
Net movements recognized in statements of operations			63
Gross write-offs	(55)	(87)	(86)
Recoveries	9	8	9
Net write-offs	(46)	(79)
Net write-offs, loans			(77)
Provisions for interest			14
Foreign currency translation impact and other adjustments, net	7	(35)
Foreign currency translation impact and other adjustments, loans, net			(1)
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	357	318	241
Allowance for loan losses, Ending Balance			186
of which individually evaluated	273	230	145
of which collectively evaluated	84	88	41
Loans held at amortized cost
Purchases	22	45	18
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	18	0
Sales	SFr 0	18	SFr 0
Bank | Consumer | Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses		SFr 55